Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Issued capital Class A Common Shares	Issued capital Class B Subordinate Voting Shares	Retained earnings	Contributed surplus	Accumulated other comprehensive income	Non-controlling interests
Beginning of year at Dec. 31, 2020			$ 6,134	$ 13,410	$ 242	$ 247	$ 669
Share repurchases (Note 25(h))			0	0
Issued on exercise of options			67		(17)
Profit for the year attributable to shareholders of the company	$ 2,868			2,868
Dividends paid (Note 25(g))				(106)
Remeasurements of retirement benefit plans	(171)			(171)		(171)
Share option compensation expense (Note 25(c))					28
Other comprehensive income						126
Profit (loss) for the year attributable to non-controlling interests	47						47
Other comprehensive income (loss) attributable to non-controlling interests							(4)
Contributions from non-controlling interests							113
Distributions to non-controlling interests							(57)
End of year at Dec. 31, 2021	23,773	$ 6	6,201	16,343	253	202	768
Share repurchases (Note 25(h))			(374)	(1,018)
Issued on exercise of options			306		(72)
Profit for the year attributable to shareholders of the company	3,317			3,317
Dividends paid (Note 25(g))				(532)
Remeasurements of retirement benefit plans	45			45		45
Share option compensation expense (Note 25(c))					26
Other comprehensive income						815
Profit (loss) for the year attributable to non-controlling interests	(19)						(19)
Other comprehensive income (loss) attributable to non-controlling interests							60
Contributions from non-controlling interests							307
Distributions to non-controlling interests							(78)
End of year at Dec. 31, 2022	$ 26,511	$ 6	$ 6,133	$ 18,065	$ 207	$ 1,062	$ 1,038